Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefit [Member]
Benefit obligation at beginning of year	$ 53,917	$ 50,850
Service cost - benefits earned during the period	1,186	1,075	1,070
Interest cost on projected benefit obligation	2,958	3,150	3,355
Amendments	0	2
Actuarial loss	2,972	4,224
Special termination benefits	27	101
Benefits paid	(4,950)	(5,485)
Other	0	0
Benefit obligation at end of year	56,110	53,917	50,850
Postretirement Benefit [Member]
Benefit obligation at beginning of year	36,638	36,225
Service cost - benefits earned during the period	362	348	334
Interest cost on projected benefit obligation	2,051	2,257	2,434
Amendments	(1,830)	(742)
Actuarial loss	478	1,046
Special termination benefits	4	7
Benefits paid	(2,750)	(2,536)
Other	0	33
Benefit obligation at end of year	34,953	36,638	36,225
Supplemental Retirement Plans [Member]
Service cost - benefits earned during the period	14	12	11
Interest cost on projected benefit obligation	$ 126	$ 134	$ 140